RULE 497 DOCUMENT

The interactive data files included as exhibits to this Rule 497(e) filing relate to, and incorporate by reference, the supplement dated June 29, 2016 to the Institutional Class and Investor Class Prospectuses dated February 29, 2016 for the Boston Partners Global Equity Fund, a series of The RBB Fund, Inc., that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended on June 29, 2016 (Accession No. 0001104659-16-130158).

EXHIBIT INDEX

Exhibit No.	Description
101.INS	XBRL Instance Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101.SCH	XBRL Taxonomy Extension Schema Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Label Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase